Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(6.37%)	6.96%	6.62%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		(2.25%)	7.43%	6.61%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		(0.92%)	7.97%	6.98%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		(0.30%)	8.64%	7.61%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		(0.40%)	8.51%	7.52%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(0.66%)	8.24%	7.25%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		(1.39%)	7.43%	6.61%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Putnam Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Sustainable Future Linked Benchmark
Average Annual Return, Percent	[1]	13.65%	12.31%	9.91%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		13.65%	12.31%	10.58%
Putnam Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Sustainable Future Linked Benchmark
Average Annual Return, Percent	[2]	13.65%	12.31%	9.91%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		13.65%	12.31%	10.58%
Putnam Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Sustainable Future Linked Benchmark
Average Annual Return, Percent	[3]	13.65%	12.31%	9.91%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		13.65%	12.31%	10.58%
Putnam Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Sustainable Future Linked Benchmark
Average Annual Return, Percent	[4]	13.65%	12.31%	9.91%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		13.65%	12.31%	10.58%
Putnam Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Sustainable Future Linked Benchmark
Average Annual Return, Percent	[5]	13.65%	12.31%	9.91%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		13.65%	12.31%	10.58%

[1]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[2]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[3]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[4]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[5]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.